January 26, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Briar Funds Trust - The Stalwart Funds - Registration No. 33-85082; 811-8812

Ladies and Gentlemen:

Transmitted herewith, for filing on behalf of the above-referenced Company, is the Company's Rule 24f-2 Notice for its fiscal period ended November 30, 1995, including as an exhibit thereto, the legal opinion of counsel with respect to the shares reported as having been sold by the Company. A wire in the amount of $9,116 was previously transferred for payment of the registration fees. Questions regarding this filing should be directed to the undersigned at
(414) 226-2522.

Sincerely,

/s/ Richard P. Snyder
Richard P. Snyder
Client Services and Accounting Manager

RPS/kg

Encl.

cc:  Jim Snyder
     David Evans



                                  HOLLEB & COFF
                                ATTORNEYS AT LAW
                             55 EAST MONROE STREET
                                   SUITE 4100
                          CHICAGO, ILLINOIS 60603-5896
                                 (312) 807-4600

                           TELECOPIER (312) 807-3900


January 22, 1996

Re:  THE STALWART FUNDS

Ladies and Gentlemen:

We have acted as counsel to the Briar Funds Trust, a Delaware business trust (the "Trust"), in connection with the organization of the Trust, the registration of the Trust under the Investment Company Act of 1940, as amended, and the registration under the Securities Act of 1933, as amended (the "Securities Act"), of an indefinite number of shares of common stock of the Trust.


As counsel for the Trust, we have participated in the preparation of the Registration Statement on Form N-1A relating to such shares and have examined and relied upon such records of the Trust and such other documents and certificates we have deemed to be necessary to render the opinions expressed herein, including, without limitation, the Certificate of Trust filed with the Delaware Secretary of State on October 7, 1994, certified by the Delaware Secretary of State on October 7, 1994, the Declaration of Trust dated October 7, 1994, the Bylaws of the Trust, the Organization Consent Action By The Initial Board Of Trustees in Lieu Of A Meeting dated October 7, 1994 and the
Resolutions Of The Initial Board adopted at a meeting held January 11, 1995. Based on such examination, we are of the opinion that:


     i. The Trust is a trust duly organized and existing under the laws of the State of Delaware;

     ii.  The Trust is authorized to issue shares of the following series:
          (1) Core Equity Fund;
          (2) Aggressive Equity Fund;
          (3) International Equity Fund;
          (4) U.S. Government Securities Fund; and
          (5) Income Fund.

          Shares of each such series have been duly and validly authorized by all requisite action of the Trustees of the Trust, and no action of the shareholders is required in such connection; and

     iii. Assuming that the Trust or its agent receives consideration for such shares in accordance with the terms of the Prospectus forming a part of the Trust's Registration Statement and the provisions of its Declaration of Trust, the shares will be legally and validly issued and will be fully paid and non-assessable by the Trust.

We hereby consent to the use of this opinion in connection with the annual filing on Form 24F-2 with respect to the registration under the Securities Act of an indefinite number of shares of the Trust, and to the use of our name in the Prospectus and Statement of Additional Information contained therein, and any amendments thereto. In giving such consent, we do not hereby admit that we are within the category of persons whose consent is required by Section 7 of the Securities Act, and the rules and regulations thereunder. This opinion is limited to the matters set forth herein. No opinion may be inferred or implied beyond the matters expressly contained herein.

Very truly yours,
HOLLEB & COFF
/S/ Holleb & Coff




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.  Name and address of issuer:
     The Stalwart Funds
     311 South Wacker Drive, Suite 4990
     Chicago, IL 60606-6604

2.  Name of each series or class of funds for which this notice is filed:
     Stalwart Core Equity Fund
     Stalwart Aggressive Equity Fund
     Stalwart Income Fund
     Stalwart U.S. Government Securities Fund
     Stalwart International Equity Fund

3.  Investment Company Act File Number:  811-8812
     Securities Act File Number:  33-85082

4.  Last day of fiscal year for which this notice is filed:  11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: (box unchecked)

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): (undated)

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9.  Number and aggregate sale price of securities sold during the fiscal year:
     3,691,813 shares
     $37,463,498

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     3,691,813 shares
     $37,463,498

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     54,620 shares
     $582,580

12.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                                    $37,463,498

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                       +582,580

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                    -11,610,499

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                                                    +26,435,579

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                        x1/2900

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:       $ 9,116


INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). (box checked)

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: (undated)


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  /s/ David S. Evans
     Trustee and Chairman of the Trust

     January 29, 1996